Document and Entity Information	12 Months Ended
Jan. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2011
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Sep. 19, 2012
Document Effective Date	Sep. 19, 2012
Prospectus Date	Jan. 28, 2012